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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [X]; Amendment Number: 5

This Amendment (Check only one.): [ ] is a restatement.
                                  [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MPM Asset Management LLC
Address: The John Hancock Tower
         200 Clarendon Street
         54th Floor
         Boston, MA 02116

Form 13F File Number: 28-13379

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ansbert Gadicke
Title: Member
Phone: (617) 425-9200

Signature, Place, and Date of Signing:


/s/ Ansbert Gadicke                          Boston, MA          April 7, 2010
-------------------------------------   --------------------   -----------------
[Signature]                                 [City, State]            [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        None
Form 13F Information Table Entry Total:   Eleven (11)
Form 13F Information Table Value Total:   $157,680 (thousands)

List of Other Included Managers: None

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                           FORM 13F INFORMATION TABLE

                                                                                                         VOTING AUTHORITY
                                TITLE OF             VALUE   SHARES /  SH / PUT / INVESTMENT   OTHER  ----------------------
NAME OF ISSUER                    CLASS    CUSIP   (X$1000)   PRN AMT   PRN  CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------                  -------- --------- -------- ---------- ---- ----- ---------- -------- ---------- ------ ----
Affymax, Inc.                   COM      00826A109   33,750  1,440,469 SH   N/A      Sole       N/A    1,440,469   N/A   N/A
Aryx Therapeutics, Inc.         COM      043387109    4,667  5,364,572 SH   N/A      Sole       N/A    5,364,572   N/A   N/A
AVEO Pharmaceuticals, Inc.      COM      053588109   19,881  2,208,961 SH   N/A      Sole       N/A    2,208,961   N/A   N/A
CombinatoRx, Inc.               COM      20010A103   17,324 14,557,646 SH   N/A      Sole       N/A   14,557,646   N/A   N/A
Cornerstone Therapeutics, Inc.  COM      21924P103      829    130,496 SH   N/A      Sole       N/A      130,496   N/A   N/A
EnteroMedics, Inc.              COM      29365M109    2,953  5,790,841 SH   N/A      Sole       N/A    5,790,841   N/A   N/A
Idenix Pharmaceuticals, Inc.    COM      45166R204    9,367  3,321,534 SH   N/A      Sole       N/A    3,321,534   N/A   N/A
PharmAthene, Inc.               COM      71714G102    5,060  3,489,443 SH   N/A      Sole       N/A    3,489,443   N/A   N/A
Poniard Pharmaceuticals, Inc.   COM      732449301    7,318  6,363,249 SH   N/A      Sole       N/A    6,363,249   N/A   N/A
SenoRx, Inc.                    COM      81724W104   16,414  2,242,379 SH   N/A      Sole       N/A    2,242,379   N/A   N/A
Somaxon Pharmaceuticals, Inc.   COM      834453102   40,118  4,632,562 SH   N/A      Sole       N/A    4,632,562   N/A   N/A